Variable Interest Entities ("VIEs") (Tables)	9 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of bareboat charters
A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charter with the lessor VIE as of September 30, 2024, is shown below:

(in thousands of $)	2024(1)	2025	2026	2027	2028	2029+
Hilli (2)	20,194	79,498	76,586	73,756	70,761	268,320
(1) For the three months ending December 31, 2024.

(2) The payment obligations above include contractual capital and variable rental payments due under the lease.

Schedule of variable interest entities
The assets and liabilities of the lessor VIE that most significantly impact our unaudited consolidated balance sheet as of September 30, 2024 and December 31, 2023, are as follows:

(in thousands of $)	September 30, 2024	December 31, 2023
Assets
Restricted cash and short-term deposits	17,463	18,085

Liabilities
Total debt (1):	(330,128)	(393,193)
Current portion of long-term debt and short-term debt	(281,647)	(299,576)
Long-term debt	(48,481)	(93,617)
(1) Where applicable, these balances are net of deferred finance charges.
The most significant impact of the lessor VIE’s operations on our unaudited consolidated statements of operations and unaudited consolidated statements of cash flows for the nine months ended September 30, 2024 and 2023 are as follows:

(in thousands of $)	2024	2023
Continuing operations
Statement of operations
Other financial items, net (note 9)	4,373	—
Interest expense	15,076	8,419

Statement of cash flows
Net debt repayments	(63,404)	(76,952)
Financing costs paid	—	(3,158)
The assets and liabilities of Hilli LLC(1) that most significantly impact our unaudited consolidated balance sheets are as follows:

(in thousands of $)	September 30, 2024	December 31, 2023
Balance sheet
Current assets	87,322	70,461
Non-current assets	1,124,103	1,212,922
Current liabilities	(336,935)	(342,480)
Non-current liabilities	(67,738)	(125,094)
(1) Balances are inclusive of the Hilli Lessor VIE.

The most significant impact of the lessor VIE’s operations on our unaudited consolidated statements of operations and unaudited consolidated statements of cash flows for the nine months ended September 30, 2024 and 2023 are as follows:

(in thousands of $)	2024	2023
Statement of operations
Liquefaction services revenue	168,563	172,985
Realized and unrealized gain/(loss) on oil and gas derivative instruments	19,993	(11,362)

Statement of changes in equity
Additional paid-in capital (1)	—	(251,249)
Non-controlling interest	—	34,309

Statement of cash flows
Reacquisition of common units in Hilli LLC	—	(100,047)
Net debt repayments	(63,404)	(76,952)
Financing costs paid	—	(3,158)
Cash dividends paid	(7,935)	(19,913)
(1) In March 2023, we repurchased the 1,230 Hilli Common Units, held by Golar Partners from NFE which represents an increase in our ownership interest in Hilli LLC while control is retained. Consequently, a loss of $251.2 million was recorded in equity.
The assets and liabilities of Gimi MS that most significantly impact our unaudited consolidated balance sheets are as follows:

(in thousands of $)	September 30, 2024	December 31, 2023
Balance sheet
Current assets	95,141	17,359
Non-current assets	1,759,711	1,702,148
Current liabilities	(194,017)	(168,370)
Non-current liabilities	(546,775)	(585,678)
The most significant impact of Gimi MS VIE’s operations on our unaudited consolidated statements of cash flows for the nine months ended September 30, 2024 and 2023 are as follows:

	Nine months ended September 30,
(in thousands of $)	2024	2023
Statement of cash flows
Additions to asset under development	142,582	179,538
Capitalized financing costs	(921)	(1,492)
Net debt receipts	—	95,000
Net debt repayments	(14,583)	—
Proceeds from subscription of equity interest	40,491	51,106

Schedule of Other Ownership Interests
As of September 30, 2024 and December 31, 2023, the ownership structure of Hilli LLC is as follows:

	Percentage ownership interest
	Hilli Common Units	Series A Special Units	Series B Special Units
Golar LNG Limited	94.6%	89.1%	89.1%
Seatrium	5.0%	10.0%	10.0%
B&V	0.4%	0.9%	0.9%